Equity Based Awards - Summary of Option Activity Under The Plan For The Year (Detail) - 2013 Stock Plan [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding	19,420,305	13,162,473
Granted		9,890,563
Exercised	(857,343)	(2,231,540)	(240,875)
Forfeited	(163,894)	(1,401,191)
Number of Shares, Outstanding	18,399,068	19,420,305	13,162,473
Number of Shares, Options exercisable	5,648,643	4,700,993	4,561,561
Weighted-Average Exercise Price, Outstanding	$ 1.72		$ 1.16
Granted		$ 2.06
Exercised	0.49	0.42
Forfeited	1.91	1.08
Weighted-Average Exercise Price, Outstanding	1.78	1.72
Weighted-Average Exercise Price, Options exercisable	$ 1.31	$ 0.98	$ 0.37
Weighted-Average Remaining Contractual Life, Outstanding	8 years 3 months 29 days	8 years 8 months 15 days	7 years 6 months 3 days
Weighted-Average Remaining Contractual Life, exercisable	7 years 25 days	6 years 10 months 2 days	4 years 1 month 20 days